Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2010
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/26/10



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
54
Form 13F Information Table Value Total:
$501,022
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other  Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole
American National Bankshares I COM              027745108     1423         64858 SH       Defined              64858
Assurant, Inc. (AIZ)           COM              04621x108    29450        723583 SH       Defined             723583
Atlas Energy Inc. (ATLS)       COM              049298102      492         17193 SH       Defined              17193
BCSB Bancorp. (BCSB)           COM              055367106     1315        138424 SH       Defined             138424
Cardinal Financial Corp. (CFNL COM              14149f109     5218        543027 SH       Defined             543027
Carpenter Technology Corp. (CR COM              144285103    15918        472217 SH       Defined             472217
Chevron Corporation (CVX)      COM              166764100      219          2705 SH       Defined               2705
ConocoPhillips (COP)           COM              20825c104     1625         28295 SH       Defined              28295
EMCOR Group Inc. (EME)         COM              29084q100    13666        555768 SH       Defined             555768
EOG Resources Inc. (EOG)       COM              26875p101     5843         62845 SH       Defined              62845
Emerson Electric (EMR)         COM              291011104     3378         64148 SH       Defined              64148
Energen Corporation (EGN)      COM              29265n108     7102        155345 SH       Defined             155345
FTI Consulting (FCN)           COM              302941109    31218        899920 SH       Defined             899920
First Potomac Realty Trust (FP COM              33610f109      194         12950 SH       Defined              12950
Global Indemnity Plc  (GBLI)   COM              g39319101    11065        689411 SH       Defined             689411
Harmonic Inc. (HLIT)           COM              413160102    18954       2755000 SH       Defined            2755000
John Hancock Bank Fund (BTO)   COM              409735206      194         13118 SH       Defined              13118
MasTec, Inc. (MTZ)             COM              576323109     6049        586168 SH       Defined             586168
Michael Baker Corp. (BKR)      COM              057149106    28512        865035 SH       Defined             865035
Middleburg Financial Corp. (MB COM              596094102      915         65000 SH       Defined              65000
NGP Capital Resources (NGPC)   COM              62912R107     5021        554189 SH       Defined             554189
NTELOS Holdings Corp.  (NTLS)  COM              67020q107    10527        622160 SH       Defined             622160
Nustar Energy LP  (NS)         COM              67058h102      266          4304 SH       Defined               4304
OceanFirst Financial (OCFC)    COM              675234108      864         70394 SH       Defined              70394
PPL Corporation (PPL)          COM              69351t106    27484       1009334 SH       Defined            1009334
PartnerRe Ltd. (PRE)           COM              G6852T105    29012        361842 SH       Defined              61842
Pentair Inc. (PNR)             COM              709631105      673         20000 SH       Defined              20000
Prestige Brands Holdings (PBH) COM              74112d101    15831       1600665 SH       Defined            1600665
Ralcorp Holdings Inc. (RAH)    COM              751028101    26994        461595 SH       Defined             461595
Red Robin Gourmet Burgers (RRG COM              75689m101     5189        264625 SH       Defined             264625
Republic Services (RSG)        COM              760759100    24481        802934 SH       Defined             802934
Rosetta Resources, Inc. (ROSE) COM              777779307    11850        504471 SH       Defined             504471
Rudolph Technologies (RTEC)    COM              781270103      283         34093 SH       Defined              34093
Rush Enterprises Inc. Cl A (RU COM              781846209     8567        558497 SH       Defined             558497
Rush Enterprises Inc. Cl B (RU COM              781846308     4067        295798 SH       Defined             295798
Southern National Bancorp of V COM              843395104     1437        199862 SH       Defined             199862
SunTrust Banks (STI)           COM              867914103     1075         41629 SH       Defined              41629
Suncor Energy Inc. (SU)        COM              867224107    11727        360275 SH       Defined             360275
Tessera Technologies (TSRA)    COM              88164l100     4991        269780 SH       Defined             269780
Urstadt Biddle Properties Cl A COM              917286205      497         27500 SH       Defined              27500
Verizon Communications (VZ)    COM              92343v104      381         11700 SH       Defined              11700
W. R. Berkley Corp. (WRB)      COM              084423102    10187        376330 SH       Defined             376330
j2 Global Communications (JCOM COM              46626e205    24909       1047047 SH       Defined            1047047
ADC Telecommunications         CONV             000886AB7     7404       7469000 PRN      Defined            7469000
Advanced Micro Devices         CONV             007903AN7     6376       6266000 PRN      Defined            6266000
Affymetrix Inc.                CONV             00826TAG3    17889      19082000 PRN      Defined           19082000
Dollar Financial Corp.         CONV             256664AB9     4531       5000000 PRN      Defined            5000000
Hologic Inc.                   CONV             436440AA9    16240      17557000 PRN      Defined           17557000
Kulicke & Soffa Industries     CONV             501242AT8      838        895000 PRN      Defined             895000
Lifetime Brands Inc.           CONV             53222QAB9      496        500000 PRN      Defined             500000
MasTec, Inc.                   CONV             576323AG4     1995       2000000 PRN      Defined            2000000
Sandisk Corp.                  CONV             80004CAC5    16142      17594000 PRN      Defined           17594000
School Specialty Inc.          CONV             807863AL9    18915      19500000 PRN      Defined           19500000
Transocean Inc.                CONV             893830AU3     1127       1136000 PRN      Defined            1136000